Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE, NET	$ 7,409,272	$ 23,181,084	$ 17,925,476
COSTS AND OPERATING EXPENSES
Service costs	1,823,358	2,087,425	2,109,649
Cost of goods sold	2,063,296	892,791
Selling expenses	946,775	906,456	1,350,894
General and administrative expenses	7,834,291	3,897,040	2,897,079
Research and development expenses	2,151,565	671,312	795,540
Total costs and operating expenses	14,819,285	8,455,024	7,153,162
(LOSS) PROFIT FROM OPERATIONS	(7,410,013)	14,726,060	10,772,314
OTHER (EXPENSES) INCOME
Investment losses	(2,118,453)	(1,087)	(23,799)
Interest income	173,173	214,460	212,285
Other income, net	404,380	72,837	9,069
Total other (expenses) income	(1,540,900)	286,210	197,555
(LOSS) PROFIT BEFORE INCOME TAXES	(8,950,913)	15,012,270	10,969,869
Income taxes (benefit) provision	(236,581)	3,054,983	1,589,101
NET (LOSS) INCOME	(8,714,332)	11,957,287	9,380,768
Less: net loss attributable to non-controlling interests	(311,072)	(130,240)	(365,617)
NET (LOSS) INCOME ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS	(8,403,260)	12,087,527	9,746,385
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	700,316	2,076,303	(283,074)
TOTAL COMPREHENSIVE (LOSS) INCOME	(8,014,016)	14,033,590	9,097,694
Less: comprehensive loss attributable to non-controlling interest	(321,522)	(91,862)	(366,392)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS	$ (7,692,494)	$ 14,125,452	$ 9,464,086
(LOSS) EARNINGS PER SHARE
Basic and diluted (in Dollars per share)	$ (0.36)	$ 0.72	$ 0.58
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted (in Shares)	23,638,751	16,800,000	16,800,000